UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22005

Wells Fargo Advantage Global Dividend Opportunity Fund

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: October 31, 2012

Date of reporting period: January 31, 2013

ITEM 1.     PORTFOLIO OF INVESTMENTS

WELLS FARGO ADVANTAGE GLOBAL DIVIDEND OPPORTUNITY FUND                      PORTFOLIO OF INVESTMENTS —January 31, 2013 (UNAUDITED)

Security name	Shares	Value
Common Stocks : 55.31%

Brazil : 0.24%
Telefonica Brasil ADR (Telecommunication Services, Diversified Telecommunication Services)	38,750	$975,725

France : 6.14%
France Telecom SA (Telecommunication Services, Diversified Telecommunication Services)	600,000	6,812,359
Suez Environnement Company SA (Utilities, Water Utilities)	230,000	3,045,181
Veolia Environnement SA (Utilities, Multi-Utilities)	200,000	2,578,735
Vivendi SA (Telecommunication Services, Diversified Telecommunication Services)	594,166	12,738,727

		25,175,002

Germany : 2.75%
Deutsche Post AG (Industrials, Air Freight & Logistics)	480,000	11,271,920

Italy : 15.37%
Enel SpA (Utilities, Electric Utilities)	3,300,000	14,392,146
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	600,000	15,063,443
Hera SpA (Utilities, Electric Utilities)	9,080,402	16,706,307
Telecom Italia SpA (Telecommunication Services, Diversified Telecommunication Services)	9,000,000	7,698,731
Terna SpA (Utilities, Electric Utilities)	2,175,000	9,166,785

		63,027,412

Netherlands : 0.29%
VimpelCom Limited Sponsored ADR (Telecommunication Services, Wireless Telecommunication Services)	100,000	1,201,000

Norway : 0.97%
Seadrill Limited (Energy, Energy Equipment & Services)	100,000	3,968,000

Portugal : 0.56%
Portugal Telecom Society of Graduate & Professional Students SA ADR (Telecommunication Services, Diversified Telecommunication Services)	400,000	2,308,000

Spain : 2.99%
Red Electrica de Espana SA (Utilities, Electric Utilities)	220,000	12,250,351

Sweden : 0.87%
Tele2 AB Series B (Telecommunication Services, Diversified Telecommunication Services)	200,000	3,589,264

Turkey : 2.86%
Turkcell Iletisim Hizmetleri AS ADR (Telecommunication Services, Wireless Telecommunication Services)†	750,000	11,730,000

United Kingdom : 7.62%
National Grid plc (Utilities, Multi-Utilities)	250,000	2,741,798
Severn Trent plc (Utilities, Water Utilities)	400,000	10,289,968
United Utilities Group plc (Utilities, Water Utilities)	390,223	4,530,302
Vodafone Group plc ADR (Telecommunication Services, Wireless Telecommunication Services)	500,000	13,660,000

		31,222,068

United States : 14.65%
AG Mortgage Investment Trust Incorporated (Financials, REITs)	20,000	508,000
Ameresco Incorporated Class A (Industrials, Building Products)†	131,000	1,289,040
AOL Incorporated (Information Technology, Internet Software & Services)	65,800	2,016,770
Boise Incorporated (Materials, Containers & Packaging)	534	4,406
Chatham Lodging Trust (Financials, REITs)	600,000	9,450,000
Convergys Corporation (Information Technology, IT Services)	25,000	425,500
CorEnergy Infrastructure Trust (Financials, REITs)	50,000	330,500
DISH Network Corporation (Consumer Discretionary, Media)	400,000	14,908,000
Excel Trust Incorporated (Financials, REITs)	1,175,000	14,781,500

1

PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE GLOBAL DIVIDEND OPPORTUNITY FUND

Security name		Shares	Value
United States (continued)
PG&E Corporation (Utilities, Multi-Utilities)		55,000	$2,345,200
Preferred Apartment Communities Incorporated (Financials, Real Estate Management & Development)		410,000	3,480,900
Public Service Enterprise Group Incorporated (Utilities, Multi-Utilities)		100,000	3,118,000
Ryman Hospitality Properties Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)		13,170	526,405
SCANA Corporation (Utilities, Multi-Utilities)		50,000	2,340,500
Shenandoah Telecommunications Company (Telecommunication Services, Wireless Telecommunication Services)		249,999	3,664,985
Whitestone REIT (Financials, REITs)		60,000	852,001

			60,041,707

Total Common Stocks (Cost $226,638,280)			226,760,449

Investment Companies : 0.66%
Tortoise MLP Fund Incorporated		100,000	2,689,000

Total Investment Companies (Cost $2,500,000)			2,689,000

	Dividend yield
Preferred Stocks : 40.75%

Bermuda : 0.16%

Maiden Holding Limited Series A (Financials, Insurance)	8.25%	25,000	661,000

Canada : 0.36%

Nexen Incorporated (Energy, Oil, Gas & Consumable Fuels)	7.35	59,058	1,494,167

Netherlands : 1.15%
Aegon NV (Financials, Insurance)	8.00	155,000	4,329,150
ING Groep NV (Financials, Diversified Financial Services)	6.38	14,785	367,112

			4,696,262

United States : 39.08%
AG Mortgage Investment Trust Incorporated Series A (Financials, REITs)	8.25	75,000	1,912,500
AG Mortgage Investment Trust Incorporated Series B (Financials, REITs)	8.00	125,000	3,143,750
Annaly Capital Management Incorporated Series C (Financials, REITs)	7.63	25,000	631,250
Annaly Capital Management Incorporated Series D (Financials, REITs)	7.50	45,000	1,127,250
Ares Capital Corporation (Financials, Capital Markets)	5.88	45,000	1,120,500
Argo Group US Incorporated (Financials, Insurance)	6.50	29,000	725,580
Bank of America Corporation Series 5 (Financials, Commercial Banks)	4.00	40,000	889,600
Bank of America Corporation Series 8 (Financials, Commercial Banks)	8.63	40,000	1,033,200
Bank of New York Mellon Corporation (Financials, Commercial Banks)	5.20	64,900	1,625,745
BB&T Corporation Series F (Financials, Commercial Banks)	5.20	28,000	691,040
Capital One Financial Company Series B (Financials, Consumer Finance)	6.00	110,000	2,762,100
Cedar Realty Trust Incorporated Series B (Financials, REITs)	7.25	75,000	1,837,500
Citigroup Capital X (Financials, Commercial Banks)	6.10	469	11,786
City National Corporation Series C (Financials, Commercial Banks)	5.50	50,000	1,239,500
Commonwealth REIT (Financials, REITs)	5.75	50,000	1,225,000
CoreSite Realty Corporation Series A (Financials, REITs)	7.25	62,600	1,588,162
Countrywide Capital V (Financials, Diversified Financial Services)	7.00	114,110	2,861,879
DDR Corporation Series J (Financials, REITs)	6.50	167,000	4,158,300
Deutsche Bank Contingent Capital Trust V (Financials, Commercial Banks)	8.05	100,220	2,850,257
Discover Financial Services Series B (Financials, Consumer Finance)	6.50	69,000	1,759,500
DTE Energy Company (Utilities, Multi-Utilities)	5.25	74,300	1,902,080
DTE Energy Company (Utilities, Multi-Utilities)	6.50	26,900	728,721
Duquesne Light Company (Utilities, Electric Utilities)	6.50	105,000	5,410,787
Dynex Capital Incorporated Series A (Financials, REITs)	8.50	75,000	1,980,000

2

WELLS FARGO ADVANTAGE GLOBAL DIVIDEND OPPORTUNITY FUND	PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)

Security name	Dividend yield	Shares	Value
United States (continued)
Entergy Arkansas Incorporated (Utilities, Electric Utilities)	4.90	100,000	$2,500,000
EPR Properties Series F (Financials, REITs)	6.63%	75,000	1,872,750
First Horizon National Corporation (Financials, Commercial Banks)	6.20	119,000	2,879,800
First Republic Bank Series B (Financials, Commercial Banks)	6.20	51,892	1,364,760
First Republic Bank Series C (Financials, Commercial Banks)	5.63	299,000	7,525,830
General Electric Capital Corporation (Financials, Diversified Financial Services)	4.88	50,000	1,264,065
General Electric Capital Corporation (Financials, Diversified Financial Services)	4.88	60,000	1,512,600
Glimcher Realty Trust Series H (Financials, REITs)	7.50	50,000	1,286,500
Goldman Sachs Group Incorporated Series D (Financials, Capital Markets)	4.00	30,000	642,600
Hatteras Financial Corporation Series A (Financials, REITs)	7.63	110,000	2,755,500
Hercules Technology Grow Capital Incorporated (Financials, Capital Markets)	7.00	45,000	1,161,000
HSBC Finance Corporation Series B (Financials, Consumer Finance)	6.36	29,000	732,250
JPMorgan Chase & Company Series P (Financials, Diversified Financial Services)	5.45	35,000	866,250
Kite Realty Group Trust Series A (Financials, REITs)	8.25	25,000	656,748
KKR Financial Holdings LLC (Financials, Diversified Financial Services)	7.50	37,500	1,018,875
Magnum Hunter Resources Corporation (Energy, Oil, Gas & Consumable Fuels)	8.00	75,000	1,792,500
NextEra Energy Capital Holdings Incorporated Series I (Energy, Electric Utilities)	5.13	456,000	11,422,800
Northstar Realty Finance Corporation Series B (Financials, REITs)	8.25	175,000	4,357,500
Northstar Realty Finance Corporation Series C (Financials, REITs)	8.88	55,000	1,396,450
NuStar Logistics LP (Energy, Oil, Gas & Consumable Fuels)	7.63	75,000	1,941,000
Oxford Lane Capital Corporation (Financials, Capital Markets)	8.50	17,400	452,400
PG&E Corporation Series D (Utilities, Multi-Utilities)	5.00	186,000	4,650,000
PG&E Corporation Series I (Utilities, Multi-Utilities)	4.36	39,900	957,999
Prudential Financial Incorporated (Financials, Insurance)	5.75	200,000	5,068,000
Prudential Financial Incorporated (Financials, Insurance)	9.00	115,957	3,009,084
Public Storage Series T (Financials, REITs)	5.75	100,000	2,573,000
Public Storage Series V (Financials, REITs)	5.38	50,000	1,269,500
Public Storage Series W (Financials, REITs)	5.20	159,000	3,998,850
Qwest Corporation (Telecommunication Services, Diversified Telecommunication Services)	7.00	50,000	1,335,500
Qwest Corporation (Telecommunication Services, Diversified Telecommunication Services)	7.50	75,000	2,040,000
Red Lion Hotels Capital Trust (Consumer Discretionary, Hotels, Restaurants & Leisure)	9.50	80,000	2,097,600
Regions Financial Corporation Series A (Financials, Commercial Banks)	6.38	65,000	1,617,200
Reinsurance Group of America (Financials, Insurance)	6.20	200,000	5,394,000
Resource Capital Corporation Series A (Financials, REITs)	8.50	30,000	765,000
Resource Capital Corporation Series B (Financials, REITs)	8.25	25,000	618,250
Retail Properties of America (Financials, REITs)	7.00	50,000	1,247,500
SCE Trust I (Utilities, Electric Utilities)	5.63	60,000	1,551,000
SCE Trust II (Utilities, Electric Utilities)	5.10	250,000	6,162,500
State Street Corporation Series C (Financials, Capital Markets)	5.25	18,000	451,620
Summit Hotel Properties, Incorporated Series B (Financials, REITs)	7.88	134,000	3,484,000
SunTrust Banks Incorporated Series E (Financials, Commercial Banks)	5.88	318,000	7,886,400
Taylor Capital Group Incorporated Series A (Financials, Commercial Banks)	8.00	23,000	587,420
TCF Financial Corporation Series B (Financials, Commercial Banks)	6.45	100,000	2,500,000
Terreno Realty Corporation Series A (Financials, REITs)	7.75	48,000	1,259,520
Torchmark Corporation (Financials, Insurance)	5.88	60,000	1,530,000
TravelCenters of America (Consumer Discretionary, Specialty Retail)	8.25	25,000	637,000
Triangle Capital Corporation (Financials, Capital Markets)	6.38	62,200	1,559,976
Winthrop Realty Trust Series D (Financials, REITs)	9.25	75,000	2,069,999

3

PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE GLOBAL DIVIDEND OPPORTUNITY FUND

Security name		Dividend yield	Shares	Value
United States (continued)
Wisconsin Power & Light Company (Utilities, Electric Utilities)		4.96%	12,942	$1,284,089

				160,223,172

Total Preferred Stocks (Cost $162,049,391)				167,074,601

		Yield
Short-Term Investments : 2.36%

Investment Companies : 2.36%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.14	9,689,610	9,689,610

Total Short-Term Investments (Cost $9,689,610)				9,689,610

Total investments in securities (Cost $400,877,281)*	99.08%			406,213,660
Other assets and liabilities, net	0.92			3,751,540

Total net assets	100.00%			$409,965,200

†	Non-income-earning security
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $405,141,392 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$21,641,335
Gross unrealized depreciation	(20,569,067)

Net unrealized appreciation	$1,072,268

4

WELLS FARGO ADVANTAGE GLOBAL DIVIDEND OPPORTUNITY FUND (the “Fund”)

NOTES TO PORTFOLIO OF INVESTMENTS – JANUARY 31, 2013 (UNAUDITED)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last prior sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On January 31, 2013, fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Options

The Fund may be subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may write covered call options or secured put options on individual securities. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment, the value of which is subsequently adjusted based on the current market value of the option. Premiums paid for purchased options that expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Options traded over the counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

                credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$226,760,449	$0	$0	$226,760,449
Investment companies	2,689,000	0	0	2,689,000
Preferred stocks	158,157,661	8,916,940	0	167,074,601
Short-term investments		0
Investment companies	9,689,610	0	0	9,689,610

	$397,296,720	$8,916,940	$0	$406,213,660

As of January 31, 2013, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Written options	$0	$(171,774)	$0	$(171,774)

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended January 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Derivative transactions

As of January 31, 2013, the Fund entered into written options to generate income and for economic hedging purposes. Open call options written at January 31, 2013 were as follow for the Fund:

Expiration date		Number of contracts	Strike price	Value
2-15-2013	CAC 40 Index	435	3,970 EUR	$(2,696)
2-15-2013	EEM Equity Index	4,874	48 USD	(6,174)
2-15-2013	FTSE MIB Index	371	18,755 EUR	(19,759)
2-15-2013	HANG SENG Index	144	24,932 HKD	(2,928)
2-15-2013	NKY Index	183	11,599 JPY	(117,370)
2-15-2013	RTY Index	245	934 USD	(20,837)
2-15-2013	SX5E Index	599	2,877 EUR	(2,010)

As of January 31, 2013, the Fund had segregated $363,920 as cash collateral for written options.

List of Abbreviation

ACA — ACA Financial Guaranty Corporation
ADR — American depositary receipt
ADS — American depositary shares
AGC — Assured Guaranty Corporation
AGM — Assured Guaranty Municipal
Ambac — Ambac Financial Group Incorporated
AMT — Alternative minimum tax
AUD — Australian dollar
BAN — Bond anticipation notes
BHAC — Berkshire Hathaway Assurance Corporation
BRL — Brazilian real
CAB — Capital appreciation bond
CAD — Canadian dollar
CCAB — Convertible capital appreciation bond
CDA — Community Development Authority
CDO — Collateralized debt obligation
CHF — Swiss franc
COP — Certificate of participation
DKK — Danish krone
DRIVER — Derivative inverse tax-exempt receipts
DW&P — Department of Water & Power
DWR — Department of Water Resources
ECFA — Educational & Cultural Facilities Authority
EDA — Economic Development Authority
EDFA — Economic Development Finance Authority
ETF — Exchange-traded fund
EUR — Euro
FDIC — Federal Deposit Insurance Corporation
FFCB — Federal Farm Credit Banks
FGIC — Financial Guaranty Insurance Corporation
FHA — Federal Housing Administration
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FICO — The Financing Corporation
FNMA — Federal National Mortgage Association
FSA — Farm Service Agency
GBP — Great British pound
GDR — Global depositary receipt
GNMA — Government National Mortgage Association
GO — General obligation
HCFR — Healthcare facilities revenue
HEFA — Health & Educational Facilities Authority
HEFAR — Higher education facilities authority revenue
HFA — Housing Finance Authority
HFFA — Health Facilities Financing Authority
HKD — Hong Kong dollar
HUD — Department of Housing and Urban Development
HUF — Hungarian forint
IDA — Industrial Development Authority

IDAG — Industrial Development Agency
IDR — Industrial development revenue
IEP — Irish pound
JPY — Japanese yen
KRW — Republic of Korea won
LIBOR — London Interbank Offered Rate
LIQ — Liquidity agreement
LLC — Limited liability company
LLP — Limited liability partnership
LOC — Letter of credit
LP — Limited partnership
MBIA — Municipal Bond Insurance Association
MFHR — Multifamily housing revenue
MSTR — Municipal securities trust receipts
MTN — Medium-term note
MUD — Municipal Utility District
MXN — Mexican peso
MYR — Malaysian ringgit
National — National Public Finance Guarantee Corporation
NOK — Norwegian krone
NZD — New Zealand dollar
PCFA — Pollution Control Financing Authority
PCL — Public Company Limited
PCR — Pollution control revenue
PFA — Public Finance Authority
PFFA — Public Facilities Financing Authority
PFOTER — Puttable floating option tax-exempt receipts
plc — Public limited company
PLN — Polish zloty
PUTTER — Puttable tax-exempt receipts
R&D — Research & development
Radian — Radian Asset Assurance
RAN — Revenue anticipation notes
RDA — Redevelopment Authority
RDFA — Redevelopment Finance Authority
REIT — Real estate investment trust
ROC — Reset option certificates
SAVRS — Select auction variable rate securities
SBA — Small Business Authority
SEK — Swedish krona
SFHR — Single-family housing revenue
SFMR — Single-family mortgage revenue
SGD — Singapore dollar
SKK — Slovakian koruna
SPA — Standby purchase agreement
SPDR — Standard & Poor’s Depositary Receipts
STRIPS — Separate trading of registered interest and
principal securities
TAN — Tax anticipation notes
TBA — To be announced
TIPS — Treasury inflation-protected securities
TRAN — Tax revenue anticipation notes
TRY — Turkish lira
TTFA — Transportation Trust Fund Authority
TVA — Tennessee Valley Authority
ZAR — South African rand

ITEM 2.     CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Advantage Global Dividend Opportunity Fund (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Advantage Global Dividend Opportunity Fund

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Advantage Global Dividend Opportunity Fund

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	March 26, 2013

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	March 26, 2013